Document and Entity Information	Nov. 07, 2024
Cover [Abstract]
Entity Registrant Name	IRIDEX CORP
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by IRIDEX Corporation, a Delaware Corporation (the “Company”) with the Securities and Exchange Commission on November 13, 2024 (the “Original Report”). The purpose of this Current Report on Form 8-K/A is (i) to correct David I. Bruce’s resignation date from the Company’s board of directors (the “Board”) and (ii) to provide a supplemental disclosure related to Mr. Bruce’s resignation. Except as set forth herein, no modifications have been made to information contained in the Original Report. Accordingly, this Form 8-K/A should be read in conjunction with the Original Report and other filings made by Iridex Corporation with the Securities and Exchange Commission.
Entity Central Index Key	0001006045
Document Type	8-K/A
Document Period End Date	Nov. 07, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-27598
Entity Tax Identification Number	77-0210467
Entity Address, Address Line One	1212 Terra Bella Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	940-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IRIX
Security Exchange Name	NASDAQ